Summary of Operations and Significant Accounting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended				12 Months Ended
	Oct. 16, 2012	Oct. 05, 2012	Dec. 31, 2012 Customer concentration risk Two customers item	Dec. 31, 2011 Customer concentration risk Four customers item	Dec. 31, 2012 Accounts receivable Customer concentration risk Two customers	Dec. 31, 2011 Accounts receivable Customer concentration risk Four customers	Dec. 31, 2012 Total revenue Customer concentration risk Customers that accounted for more than 10% of the Company's accounts receivable Maximum	Dec. 31, 2011 Total revenue Customer concentration risk Customers that accounted for more than 10% of the Company's accounts receivable Maximum
Reorganization
Shares of common stock exchanged with preferred and common membership interests in connection with Reorganization		28,338,281
Initial Public Offering
Common stock, shares issued	5,175,000
Shares issued upon exercise of underwriters' overallotment option	675,000
Common stock, issue price (in dollars per share)	$ 17.00
Net proceeds from issuance of common stock	$ 81,811
Offering expenses	$ 4,927
Concentration of Credit and Contributor Risk
Number of customers			2	4
Concentration risk percentage					33.00%	56.00%	2.00%	2.00%